Note 12 - Convertible Redeemable Preferred Stock and Preferred Deemed Dividend (Details)						1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	May. 13, 2013 USD ($) $ / shares shares	May. 13, 2013 USD ($) $ / shares shares	Mar. 21, 2013 USD ($) shares	Feb. 15, 2013 USD ($) $ / shares shares	Jan. 24, 2013 USD ($) $ / shares shares	Aug. 30, 2013 USD ($) $ / shares shares	Jan. 24, 2013 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) shares	Sep. 30, 2013 USD ($) shares	Sep. 30, 2014 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Sep. 30, 2015 $ / shares	Mar. 11, 2014 shares
Note 12 - Convertible Redeemable Preferred Stock and Preferred Deemed Dividend (Details) [Line Items]
Share Price (in Dollars per share) | $ / shares													$ 0.0155
Preferred Stock, Shares Outstanding								0		0				0
Convertible Preferred Deemed Dividends (in Dollars) | $												$ (875,304)
Redeemable Preferred Stock Dividends (in Dollars) | $								$ 83		$ 18,927		875,304
Convertible Notes Payable (in Dollars) | $											$ 373,499	$ 442,084
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars) | $									$ 500,000
Series C Preferred Stock [Member]
Note 12 - Convertible Redeemable Preferred Stock and Preferred Deemed Dividend (Details) [Line Items]
Preferred Stock, Number of Shares Issued During Period					75
Proceeds from Issuance of Preferred Stock and Preference Stock (in Dollars) | $					$ 75,000
Share Price (in Dollars per share) | $ / shares					$ 0.05		$ 0.05
Convertible Preferred Stock, Shares Issued upon Conversion					1,500,000		1,500,000				4,333,350
Preferred Stock, Shares Outstanding	260	260			720		720
Convertible Preferred Stock, Conversion Price (in Dollars per share) | $ / shares	$ 0.05	$ 0.05			$ 0.08	$ 0.03	$ 0.08
Preferred Stock, Shares Issued	260	260			720	147	720
Convertible Preferred Deemed Dividends (in Dollars) | $						$ 36,000	$ 270,000
Redeemable Preferred Stock Dividends (in Dollars) | $		$ 104,000
Conversion of Stock, Shares Converted											87
Series D Preferred Stock [Member]
Note 12 - Convertible Redeemable Preferred Stock and Preferred Deemed Dividend (Details) [Line Items]
Preferred Stock, Number of Shares Issued During Period	583		167	150
Proceeds from Issuance of Preferred Stock and Preference Stock (in Dollars) | $	$ 175,000		$ 100,000	$ 150,000
Convertible Preferred Stock, Shares Issued upon Conversion											43,000,000
Convertible Preferred Stock, Conversion Price (in Dollars per share) | $ / shares	$ 0.03	$ 0.03				$ 0.10
Preferred Stock, Shares Issued						930
Convertible Preferred Deemed Dividends (in Dollars) | $						$ 465,000
Securities Purchase Agreement, Maximum Number of Shares Issued				1,180
Preferred Stock, Stated Value (in Dollars per share) | $ / shares				$ 1,000
Securities Purchase Agreement, Maximum Aggregate Proceeds from Issuance of Preferred Stock (in Dollars) | $				$ 1,000,000
Convertible Notes Payable (in Dollars) | $						$ 200,000
Conversion of Stock, Shares Converted											860
Series B Preferred Stock [Member]
Note 12 - Convertible Redeemable Preferred Stock and Preferred Deemed Dividend (Details) [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion											21,020,015
Preferred Stock, Shares Outstanding											0	467
Preferred Stock, Shares Issued											0	467
Conversion of Stock, Shares Converted											467
Securities Pledged as Collateral [Member] | Series D Preferred Stock [Member]
Note 12 - Convertible Redeemable Preferred Stock and Preferred Deemed Dividend (Details) [Line Items]
Preferred Stock, Shares Issued									50
Debt Instrument, Collateral Fee (in Dollars) | $									$ 50,000
Additional Financing [Member] | Series C Preferred Stock [Member]
Note 12 - Convertible Redeemable Preferred Stock and Preferred Deemed Dividend (Details) [Line Items]
Convertible Preferred Stock, Conversion Price (in Dollars per share) | $ / shares	$ 0.03	$ 0.03			$ 0.05	$ 0.02	$ 0.05
Additional Financing [Member] | Series D Preferred Stock [Member]
Note 12 - Convertible Redeemable Preferred Stock and Preferred Deemed Dividend (Details) [Line Items]
Convertible Preferred Stock, Conversion Price (in Dollars per share) | $ / shares						$ 0.02
Maximum [Member] | Series D Preferred Stock [Member]
Note 12 - Convertible Redeemable Preferred Stock and Preferred Deemed Dividend (Details) [Line Items]
Securities Purchase Agreement, Maximum Multiplication Number	3.34	3.34		1.67